SMITH BARNEY INVESTMENT FUNDS INC.
Concert Peachtree Growth Fund

Supplement dated August 17, 1999
To Prospectus dated April 30, 1999

	The following information supplements the information contained on page 13, under the sub-heading "Class Y shares" in the Prospectus.

	The initial investment requirement for a pension plan is $4,000,000.

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